Tax situation (Details 4) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	$ 252,624
Tax Assesments, penalties and interest expenses	617,090
Year 2003 - 2005 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	15,909
Tax Assesments, penalties and interest expenses	69,962
Year 2006 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	6,545
Tax Assesments, penalties and interest expenses	65,999
Year 2007 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	12,376
Tax Assesments, penalties and interest expenses	30,185
Year 2009 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	58,495
Tax Assesments, penalties and interest expenses	107,607
Year 2008 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	20,797
Tax Assesments, penalties and interest expenses	33,765
Year 2010 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	65,997
Tax Assesments, penalties and interest expenses	173,136
Year 2014 -2017 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	23,450
Tax Assesments, penalties and interest expenses	23,450
Year 2011 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	49,055
Tax Assesments, penalties and interest expenses	112,986
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	252,624
Tax Assesments, penalties and interest expenses	364,466
Tax Assesments,estimated possible losses including penalties and interest expenses	617,090
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2003 - 2005 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	15,909
Tax Assesments, penalties and interest expenses	54,053
Tax Assesments,estimated possible losses including penalties and interest expenses	69,962
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2006 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	6,545
Tax Assesments, penalties and interest expenses	59,454
Tax Assesments,estimated possible losses including penalties and interest expenses	65,999
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2007 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	12,376
Tax Assesments, penalties and interest expenses	17,809
Tax Assesments,estimated possible losses including penalties and interest expenses	30,185
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2009 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	58,495
Tax Assesments, penalties and interest expenses	49,112
Tax Assesments,estimated possible losses including penalties and interest expenses	107,607
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2008 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	20,797
Tax Assesments, penalties and interest expenses	12,968
Tax Assesments,estimated possible losses including penalties and interest expenses	33,765
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2010 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	65,997
Tax Assesments, penalties and interest expenses	107,139
Tax Assesments,estimated possible losses including penalties and interest expenses	173,136
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2014 -2017 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	23,450
Tax Assesments, penalties and interest expenses	0
Tax Assesments,estimated possible losses including penalties and interest expenses	23,450
Sociedad Minera Cerro Verde S.A.A. [Member] | Year 2011 [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Tax assesments, Estimated possible losses	49,055
Tax Assesments, penalties and interest expenses	63,931
Tax Assesments,estimated possible losses including penalties and interest expenses	$ 112,986